Acquisitions and Other Transactions - Acquisition of Royalty on AngloGold Ashanti plc Arthur Gold Project - Nevada, U.S (Details) - USD ($) $ in Millions	Nov. 19, 2025	Jul. 23, 2025	Aug. 13, 2024
Yanacocha Gold Mine
Acquisitions
Percentage of NSR on existing royalty			1.80%
Contingent payment			$ 15.0
Acquisition of Royalties | AngloGold's Arthur Gold Project - Nevada, U.S
Acquisitions
Percentage of net smelter return ("NSR") royalty acquired		1.00%
Percentage of NSR on existing royalty		1.50%
Cash transferred		$ 250.0
Contingent payment		$ 25.0
Contingent consideration paid	$ 25.0